Leases (Details) - Schedule of supplemental information related to leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average remaining lease term, in years:
Operating leases	3 years 4 months 20 days	2 years 9 months 7 days
Weighted average discount rate:
Operating leases	8.50%	8.90%
Cash Flows from Operating Activities, (in thousands USD)
Cash paid for operating leases included in the measurement of lease liabilities	$ 3,699	$ 3,000